Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	4 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Purchase price				$ 1.58
Gross proceeds		$ 1,735,841	$ 6,680,000	$ 8,119,959
Subsequent Event [Member]
Common stock reserved for issuance	3,164,557
Number of Shares Percentage	7.00%
Exercise price	$ 1.75
Gross proceeds	$ 5,000,000.0
Issuance of shares	3,164,557
Subsequent Event [Member] | Private Placement [Member]
Number of Shares Percentage	1.00%
Exercise price	$ 1.975
Issuance of shares	221,519